Organization and Principal Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization and Principal Activities [Abstract]
Schedule of HDS shareholders equity ownership percentage after second equity transfer agreement
Mr. Wang	76.65%
Madame Qi	18.53%
Mr. Han	4.82%

Schedule of carrying amount of assets and liabilities related to variable interest entity

	September 30, 2012	December 31, 2011
Assets
Cash	$506,987	$479,494
Accounts receivable	530,470	-
Inventories (current and long-term)	10,603,379	8,218,874
Prepaid expenses and other assets	1,595	283
Prepaid rent - related party	64,529	-
Property and equipment, net	735,639	750,779
Land use rights and yew forest assets, net	15,034,720	15,166,197
Total assets of VIE	$27,477,319	$24,615,627

Liabilities
Accounts payable	$900,489	$1,360,611
Accrued expenses and other payables	23,163	73,727
Taxes payable	8,142	1,049
Due to VIE holding companies	2,058,426	2,164,107
Due to related parties	6,623	240,159
Total liabilities of VIE	$2,996,843	$3,839,653

	December 31, 2011	December 31, 2010
Assets
Cash	$479,494	$543,063
Inventories	8,218,874	8,505,237
Prepaid expenses and other assets	283	2,100
Property and equipment, net	750,779	752,334
Land use rights and yew forest assets, net	15,166,197	9,485,786
Total assets of VIE	$24,615,627	$19,288,520

Accounts payable	$1,360,611	$1,810,092
Advances from customers	—	322,151
Accrued expenses and other payables	73,727	44,134
Taxes payable	1,049	7,112
Due to VIE holding companies	2,164,107	1,075,225
Due to related parties	240,159	145,360
Total liabilities of VIE	$3,839,653	$3,404,074